SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	6 Months Ended
Jun. 30, 2026
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Controlling shareholder
Golden Hill Capital Pte. Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Major shareholder
Golden Hill Capital Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Indirect major shareholder
Gruppo 8 S.R.L [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
H.T.L. Furniture Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
Corium Italia S.R.L [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Global Pte. Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (China) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Changshu) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Sofa (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Yangzhou) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Huaian) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HT Furniture Vietnam Company Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Product Design (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Import/Export Trading (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
Trends Leather (Yangzhou) Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Overseas Investments Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Home Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders